Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions

NOTE 29. PROVISIONS
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
For Termination Benefits(*)	349,301,215	9,489,614
Others	81,276,819	38,712,385
Total	430,578,034	48,201,999
(*)As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.) (see Note 15.3), a merger by absorption process will be carried out as described in Note 54, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan has been communicated to the employees, which will have different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.312,120,192 as of December 31, 2024, which was charged to income within the Personnel Benefits line.
Changes in the “Provisions” account for fiscal year 2024 are detailed in Schedule J.
See Note 46 for further details.